Operating Segments - Schedule of Operating Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Segment [Line Items]
Net revenue		$ 86,184,182	$ 77,182,547	$ 72,918,123
Adjusted EBITDA	[1]	6,831,397	7,191,871	3,457,885
Brazil [Member]
Schedule of Operating Segment [Line Items]
Net revenue		15,293,716		11,141,171
Adjusted EBITDA	[1]	955,100		469,250
Seara [Member]
Schedule of Operating Segment [Line Items]
Net revenue		9,170,889	8,774,541	8,272,546
Adjusted EBITDA	[1]	1,553,368	1,538,634	364,494
Beef North America [Member]
Schedule of Operating Segment [Line Items]
Net revenue		28,137,233	24,285,826	23,303,052
Adjusted EBITDA	[1]	(319,461)	247,278	114,236
Pork USA [Member]
Schedule of Operating Segment [Line Items]
Net revenue		8,431,202	8,115,549	7,713,828
Adjusted EBITDA	[1]	898,897	1,071,208	526,949
Pilgrim’s Pride [Member]
Schedule of Operating Segment [Line Items]
Net revenue		18,484,934	17,863,075	17,347,956
Adjusted EBITDA	[1]	2,804,488	2,703,375	1,536,039
Australia [Member]
Schedule of Operating Segment [Line Items]
Net revenue		8,076,998	6,648,051	6,209,012
Adjusted EBITDA	[1]	915,990	664,256	454,707
Miscellaneous [Member]
Schedule of Operating Segment [Line Items]
Net revenue		825,647	526,323	893,459
Adjusted EBITDA	[1]	23,015	3,452	(5,207)
Total reportable segments [Member]
Schedule of Operating Segment [Line Items]
Net revenue		88,420,619	78,803,868	74,881,024
Adjusted EBITDA	[1]	6,831,397	7,193,196	3,460,468
Elimination [Member]
Schedule of Operating Segment [Line Items]
Net revenue	[2]	(2,236,437)	(1,621,321)	(1,962,901)
Adjusted EBITDA	[1],[2]		(1,325)	$ (2,583)
Brazil [Member]
Schedule of Operating Segment [Line Items]
Net revenue			12,590,503
Adjusted EBITDA	[1]		$ 964,993

[1]	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:
[2]	Includes intercompany and intersegment transactions.